Leases	3 Months Ended
Jul. 31, 2024
Presentation of leases for lessee [abstract]
LEASES
8.
LEASES

The Company has leases for lab and office space and automobiles. Each lease is reflected in the consolidated statement of financial position as a right-of-use asset and a lease liability. The Company classifies right-of-use assets in a consistent manner to its property and equipment. The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

Total cash outflow for leases during the three months ended July 31, 2024 was $0.4 million (2023 - $0.4 million).

(in thousands)	$
2025	1,859
2026	2,452
2027	2,448
2028	2,442
2029	2,138
More than 5 years	5,836
Total minimum lease payments	17,175
Less: imputed interest	(3,674)
Total present value of minimum lease payments	13,501
Less: Current portion	(1,605)
Non-current portion	11,896

The nature of the Company’s leases by type of right-of-use asset as at July 31, 2024 is as follows:

Right-of-use assets

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	5.4 - 9.4 years	7.5 years	1	—	2	2
Automobiles	5	0.3 - 2.4 years	.9 years	—	—	5	5

The changes in the value of right-of-use assets during the three months ended July 31, 2024 and the year ended April 30, 2024 are as follows:

(in thousands)	Building $	Automobile $	Total $
Cost:
Balance, April 30, 2023	9,085	167	9,252
Additions	7,826	1	7,827
Disposals	(1,634)	—	(1,634)
Foreign exchange	(133)	(3)	(136)
Balance, April 30, 2024	15,144	165	15,309
Foreign exchange	242	3	245
Balance, July 31, 2024	15,386	168	15,554

Accumulated Depreciation:
Balance, April 30, 2023	1,752	57	1,809
Depreciation	1,723	56	1,779
Disposals	(1,606)	—	(1,606)
Foreign exchange	(37)	(1)	(38)
Balance, April 30, 2024	1,832	112	1,944
Depreciation	473	14	487
Foreign exchange	31	3	34
Balance, July 31, 2024	2,336	129	2,465

Net Book Value:
April 30, 2024	13,312	53	13,365
July 31, 2024	13,050	39	13,089

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the three months ended July 31, 2024 and 2023 are as follows:

(in thousands)	2024 $	2023 $
Leases of low value assets	3	4
Variable lease payments	125	36
	128	40